Schedules of Investments (unaudited)
June 30, 2024
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 95.2%
Communication Services — 11.5%
Diversified Telecommunication Services — 7.5%
Bezeq The Israeli Telecommunication Corp. Ltd.	834,471	$938,315
BT Group PLC	6,609,131	11,725,694
Cogeco Communications Inc.	13,848	522,102
Koninklijke KPN NV	1,870,760	7,177,857
Nippon Telegraph & Telephone Corp.	26,482,500	24,990,945
Orange SA	998,719	10,012,312
Proximus SADP	79,758	636,831
Swisscom AG, Registered Shares	18,474	10,392,396
Telstra Group Ltd.	4,791,546	11,584,129
Total Diversified Telecommunication Services		77,980,581
Media — 0.3%
ITV PLC	2,868,275	2,918,760
Wireless Telecommunication Services — 3.7%
Freenet AG	72,446	1,925,572
KDDI Corp.	675,400	17,861,194
SoftBank Corp.	1,501,003	18,330,973
Total Wireless Telecommunication Services		38,117,739

Total Communication Services		119,017,080
Consumer Discretionary — 8.6%
Automobile Components — 0.9%
Cie Generale des Etablissements Michelin SCA	238,825	9,242,745
Automobiles — 6.7%
Bayerische Motoren Werke AG	220,986	20,932,083
Mercedes-Benz Group AG	359,079	24,849,318
Piaggio & C SpA	187,904	559,048
Stellantis NV	1,173,514	23,229,981
Total Automobiles		69,570,430
Household Durables — 0.9%
Haseko Corp.	206,910	2,286,995
Taylor Wimpey PLC	3,690,740	6,631,963
Total Household Durables		8,918,958
Specialty Retail — 0.1%
Super Retail Group Ltd.	131,414	1,224,320

Total Consumer Discretionary		88,956,453
Consumer Staples — 10.5%
Beverages — 0.7%
Kirin Holdings Co. Ltd.	568,113	7,321,262
Consumer Staples Distribution & Retail — 2.3%
Kesko oyj, Class B Shares	109,272	1,919,471
Tesco PLC	5,670,440	21,934,108
Total Consumer Staples Distribution & Retail		23,853,579
Food Products — 0.3%
WH Group Ltd.	3,840,821	2,528,603
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Personal Care Products — 2.6%
Unilever PLC, LSE	486,948	$26,745,712
Tobacco — 4.6%
Imperial Brands PLC	863,476	22,092,383
Japan Tobacco Inc.	940,357	25,417,582
Total Tobacco		47,509,965

Total Consumer Staples		107,959,121
Energy — 10.5%
Energy Equipment & Services — 0.1%
SBM Offshore NV	96,681	1,481,736
Oil, Gas & Consumable Fuels — 10.4%
Aker BP ASA	159,177	4,069,310
Ampol Ltd.	153,974	3,325,574
BP PLC	258,837	1,554,836
Eni SpA	1,611,516	24,791,411
Hafnia Ltd.	216,844	1,826,805
OMV AG	69,461	3,026,928
Pembina Pipeline Corp.	669,011	24,817,480
Peyto Exploration & Development Corp.	226,173	2,409,911
Repsol SA	672,911	10,626,774
Serica Energy PLC	392,674	674,580
TotalEnergies SE	391,141	26,129,082
Whitecap Resources Inc.	557,333	4,077,103
Total Oil, Gas & Consumable Fuels		107,329,794

Total Energy		108,811,530
Financials — 22.7%
Banks — 11.5%
ANZ Group Holdings Ltd.	804,356	15,170,229
Bank of Nova Scotia	486,617	22,254,900
BOC Hong Kong Holdings Ltd.	1,748,278	5,385,415
Canadian Imperial Bank of Commerce	395,155	18,785,276
DBS Group Holdings Ltd.	756,920	19,989,055
DNB Bank ASA	221,504	4,362,469
Nordea Bank Abp	724,816	8,634,375
Oversea-Chinese Banking Corp. Ltd.	1,014,973	10,806,907
United Overseas Bank Ltd.	602,866	13,936,758
Total Banks		119,325,384
Consumer Finance — 0.1%
Cembra Money Bank AG	10,036	856,623
Insurance — 11.1%
AXA SA	524,607	17,187,915
Generali	613,374	15,310,470
Great-West Lifeco Inc.	587,744	17,142,444
Japan Post Holdings Co. Ltd.	1,630,711	16,169,241
Mapfre SA	489,250	1,129,458
Poste Italiane SpA	454,285	5,791,440
Power Corp. of Canada	233,457	6,486,670
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Swiss Life Holding AG, Registered Shares	12,052	$8,859,950
Zurich Insurance Group AG	49,070	26,162,294
Total Insurance		114,239,882

Total Financials		234,421,889
Health Care — 5.3%
Pharmaceuticals — 5.3%
Novartis AG, Registered Shares	251,919	26,960,884
Roche Holding AG	101,048	28,056,394

Total Health Care		55,017,278
Industrials — 3.8%
Air Freight & Logistics — 0.1%
Cia de Distribucion Integral Logista Holdings SA	24,795	702,087
Construction & Engineering — 0.5%
Hazama Ando Corp.	196,996	1,427,933
Koninklijke BAM Groep NV	224,575	943,980
NCC AB, Class B Shares	41,924	544,329
Nishimatsu Construction Co. Ltd.	49,745	1,395,000
Okumura Corp.	29,798	929,914
Total Construction & Engineering		5,241,156
Ground Transportation — 0.2%
MTR Corp. Ltd.	733,425	2,315,614
Industrial Conglomerates — 0.9%
CK Hutchison Holdings Ltd.	1,165,042	5,580,933
Jardine Matheson Holdings Ltd.	45,300	1,602,714
Keppel Ltd.	476,600	2,275,301
Total Industrial Conglomerates		9,458,948
Machinery — 1.4%
Mitsuboshi Belting Ltd.	60,904	1,713,232
Volvo AB, Class B Shares	495,394	12,681,660
Total Machinery		14,394,892
Passenger Airlines — 0.5%
Singapore Airlines Ltd.	1,053,201	5,362,174
Trading Companies & Distributors — 0.1%
Kanematsu Corp.	73,311	1,227,775
Transportation Infrastructure — 0.1%
Sumitomo Warehouse Co. Ltd.	41,078	667,779

Total Industrials		39,370,425
Information Technology — 1.5%
Electronic Equipment, Instruments & Components — 0.1%
Venture Corp. Ltd.	130,736	1,371,751
IT Services — 0.1%
TietoEVRY oyj	48,782	943,170
Technology Hardware, Storage & Peripherals — 1.3%
Canon Inc.	475,487	12,870,014

Total Information Technology		15,184,935
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Materials — 6.7%
Chemicals — 0.7%
Solvay SA	64,215	$2,262,194
Tosoh Corp.	390,496	5,093,004
Total Chemicals		7,355,198
Construction Materials — 2.1%
Holcim AG	245,049	21,712,443
Metals & Mining — 3.9%
Acerinox SA	119,348	1,239,460
ARE Holdings Inc.	62,047	809,627
Fortescue Ltd.	955,487	13,662,199
Labrador Iron Ore Royalty Corp.	41,209	876,371
Rio Tinto PLC	364,541	23,967,075
Total Metals & Mining		40,554,732

Total Materials		69,622,373
Real Estate — 2.9%
Diversified REITs — 0.2%
Activia Properties Inc.	540	1,225,289
Hulic REIT Inc.	717	650,765
NTT UD REIT Investment Corp.	782	565,377
Total Diversified REITs		2,441,431
Industrial REITs — 0.6%
CapitaLand Ascendas REIT	2,274,592	4,296,591
Mapletree Industrial Trust	1,036,262	1,613,365
Total Industrial REITs		5,909,956
Office REITs — 0.1%
Japan Prime Realty Investment Corp.	228	459,232
Mori Hills REIT Investment Corp.	914	747,746
Total Office REITs		1,206,978
Real Estate Management & Development — 1.7%
Daiwa House Industry Co. Ltd.	347,407	8,805,037
Henderson Land Development Co. Ltd.	624,353	1,675,359
Kerry Properties Ltd.	252,567	439,309
Sun Hung Kai Properties Ltd.	760,401	6,579,026
Total Real Estate Management & Development		17,498,731
Retail REITs — 0.3%
Frasers Centrepoint Trust	549,719	863,974
Frontier Real Estate Investment Corp.	252	688,512
SmartCentres Real Estate Investment Trust	75,047	1,206,039
Total Retail REITs		2,758,525

Total Real Estate		29,815,621
Utilities — 11.2%
Electric Utilities — 7.0%
CK Infrastructure Holdings Ltd.	336,959	1,903,309
EDP - Energias de Portugal SA	1,754,023	6,577,682
Enel SpA	3,869,034	26,928,274
Iberdrola SA	1,536,509	19,950,428
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Electric Utilities — continued
Origin Energy Ltd.		818,932	$5,939,594
Power Assets Holdings Ltd.		434,181	2,349,585
Redeia Corp. SA		176,454	3,086,351
Terna - Rete Elettrica Nazionale SpA		756,188	5,849,791
Total Electric Utilities			72,585,014
Gas Utilities — 0.4%
Italgas SpA		481,811	2,376,386
Rubis SCA		46,058	1,296,264
Total Gas Utilities			3,672,650
Independent Power and Renewable Electricity Producers — 0.3%
Capital Power Corp.		107,128	3,052,524
Multi-Utilities — 3.5%
A2A SpA		2,565,242	5,112,322
Canadian Utilities Ltd., Class A Shares		114,429	2,471,135
Iren SpA		451,072	937,384
National Grid PLC		2,447,678	27,308,635
Total Multi-Utilities			35,829,476

Total Utilities			115,139,664
Total Common Stocks (Cost — $940,881,050)			983,316,369
	Rate
Preferred Stocks — 2.2%
Consumer Discretionary — 2.2%
Automobile Components — 0.1%
Schaeffler AG	8.372%	143,210	824,984 (a)
Automobiles — 2.1%
Volkswagen AG	8.596%	193,673	21,877,786 (a)

Total Preferred Stocks (Cost — $25,780,901)			22,702,770
Total Investments before Short-Term Investments (Cost — $966,661,951)			1,006,019,139
Short-Term Investments — 0.5%
Invesco Treasury Portfolio, Institutional Class (Cost — $5,156,505)	5.201%	5,156,505	5,156,505 (b)
Total Investments — 97.9% (Cost — $971,818,456)			1,011,175,644
Other Assets in Excess of Liabilities — 2.1%			21,745,929
Total Net Assets — 100.0%			$1,032,921,573

(a)	The rate shown represents the yield as of June 30, 2024.
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
LSE	—	London Stock Exchange
REIT	—	Real Estate Investment Trust
At June 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI EAFE Index	50	9/24	$5,903,604	$5,858,000	$(45,604)
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin International Low Volatility High Dividend Index ETF
At June 30, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	211,513	CHF	188,891	State Street Global Markets, LLC	7/10/24	$1,046
USD	424,880	CHF	379,700	State Street Global Markets, LLC	7/10/24	1,808
USD	628,290	CHF	558,080	State Street Global Markets, LLC	7/10/24	6,462
USD	629,343	CHF	564,995	State Street Global Markets, LLC	7/10/24	(190)
USD	629,849	CHF	564,379	State Street Global Markets, LLC	7/10/24	1,003
USD	842,819	CHF	748,557	State Street Global Markets, LLC	7/10/24	8,756
USD	2,107,901	CHF	1,873,167	State Street Global Markets, LLC	7/10/24	20,767
USD	117,431,253	CHF	104,442,182	State Street Global Markets, LLC	7/10/24	1,058,938
USD	572,919	EUR	535,063	State Street Global Markets, LLC	7/10/24	(814)
USD	1,164,679	EUR	1,075,787	State Street Global Markets, LLC	7/10/24	11,144
USD	1,713,276	EUR	1,598,757	State Street Global Markets, LLC	7/10/24	(1,025)
USD	1,715,922	EUR	1,600,479	State Street Global Markets, LLC	7/10/24	(226)
USD	1,717,278	EUR	1,581,213	State Street Global Markets, LLC	7/10/24	21,789
USD	2,268,333	EUR	2,120,221	State Street Global Markets, LLC	7/10/24	(5,118)
USD	5,693,688	EUR	5,306,381	State Street Global Markets, LLC	7/10/24	3,810
USD	322,886,322	EUR	296,289,047	State Street Global Markets, LLC	7/10/24	5,184,169
USD	254,623	GBP	200,930	State Street Global Markets, LLC	7/10/24	612
USD	513,911	GBP	403,913	State Street Global Markets, LLC	7/10/24	3,294
USD	759,425	GBP	600,336	State Street Global Markets, LLC	7/10/24	493
USD	759,751	GBP	601,000	State Street Global Markets, LLC	7/10/24	(20)
USD	762,365	GBP	593,644	State Street Global Markets, LLC	7/10/24	11,894
USD	1,008,695	GBP	796,260	State Street Global Markets, LLC	7/10/24	2,081
USD	2,527,734	GBP	1,992,579	State Street Global Markets, LLC	7/10/24	8,759
USD	142,149,322	GBP	111,194,019	State Street Global Markets, LLC	7/10/24	1,580,286
USD	1,724	ILS	6,459	State Street Global Markets, LLC	7/10/24	9
USD	3,453	ILS	12,982	State Street Global Markets, LLC	7/10/24	6
USD	5,129	ILS	19,317	State Street Global Markets, LLC	7/10/24	(1)
USD	5,135	ILS	19,296	State Street Global Markets, LLC	7/10/24	10
USD	5,181	ILS	19,082	State Street Global Markets, LLC	7/10/24	114
USD	6,879	ILS	25,596	State Street Global Markets, LLC	7/10/24	81
USD	17,207	ILS	64,050	State Street Global Markets, LLC	7/10/24	198
USD	958,497	ILS	3,576,816	State Street Global Markets, LLC	7/10/24	8,631
USD	17,369	NOK	184,064	State Street Global Markets, LLC	7/10/24	78
USD	34,648	NOK	369,988	State Street Global Markets, LLC	7/10/24	(110)
USD	51,659	NOK	549,947	State Street Global Markets, LLC	7/10/24	(5)
USD	51,718	NOK	550,561	State Street Global Markets, LLC	7/10/24	(4)
USD	51,809	NOK	543,771	State Street Global Markets, LLC	7/10/24	725
USD	68,207	NOK	729,377	State Street Global Markets, LLC	7/10/24	(313)
USD	173,544	NOK	1,825,197	State Street Global Markets, LLC	7/10/24	2,079
USD	9,645,333	NOK	102,075,377	State Street Global Markets, LLC	7/10/24	55,999
USD	24,595	SEK	258,451	State Street Global Markets, LLC	7/10/24	178
USD	49,411	SEK	519,535	State Street Global Markets, LLC	7/10/24	327
USD	72,837	SEK	772,076	State Street Global Markets, LLC	7/10/24	(105)
USD	73,012	SEK	772,918	State Street Global Markets, LLC	7/10/24	(10)
USD	74,203	SEK	763,494	State Street Global Markets, LLC	7/10/24	2,072
USD	97,141	SEK	1,024,082	State Street Global Markets, LLC	7/10/24	391
USD	245,446	SEK	2,563,112	State Street Global Markets, LLC	7/10/24	3,296
USD	13,764,113	SEK	143,190,858	State Street Global Markets, LLC	7/10/24	236,142
USD	91,399	AUD	137,632	UBS Securities LLC	7/10/24	(544)
USD	182,538	AUD	276,662	UBS Securities LLC	7/10/24	(2,282)
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

 Franklin International Low Volatility High Dividend Index ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	272,321	AUD	406,606	UBS Securities LLC	7/10/24	$694
USD	273,874	AUD	411,220	UBS Securities LLC	7/10/24	(836)
USD	274,982	AUD	411,676	UBS Securities LLC	7/10/24	(32)
USD	360,689	AUD	545,422	UBS Securities LLC	7/10/24	(3,673)
USD	910,130	AUD	1,364,832	UBS Securities LLC	7/10/24	(1,627)
USD	50,694,555	AUD	76,106,409	UBS Securities LLC	7/10/24	(147,262)
USD	185,520	CAD	253,394	UBS Securities LLC	7/10/24	294
USD	370,968	CAD	509,375	UBS Securities LLC	7/10/24	(1,375)
USD	547,140	CAD	748,685	UBS Securities LLC	7/10/24	(134)
USD	553,215	CAD	757,125	UBS Securities LLC	7/10/24	(228)
USD	554,030	CAD	757,972	UBS Securities LLC	7/10/24	(33)
USD	730,289	CAD	1,004,194	UBS Securities LLC	7/10/24	(3,757)
USD	1,835,991	CAD	2,512,917	UBS Securities LLC	7/10/24	(901)
USD	102,441,569	CAD	140,206,654	UBS Securities LLC	7/10/24	(46,701)
USD	53,233	HKD	415,619	UBS Securities LLC	7/10/24	(18)
USD	107,026	HKD	835,460	UBS Securities LLC	7/10/24	(18)
USD	157,333	HKD	1,227,973	UBS Securities LLC	7/10/24	(1)
USD	159,065	HKD	1,241,814	UBS Securities LLC	7/10/24	(42)
USD	159,261	HKD	1,243,201	UBS Securities LLC	7/10/24	(24)
USD	210,922	HKD	1,647,074	UBS Securities LLC	7/10/24	(109)
USD	528,283	HKD	4,121,608	UBS Securities LLC	7/10/24	203
USD	29,499,170	HKD	230,214,476	UBS Securities LLC	7/10/24	2,990
USD	268,919	JPY	42,861,293	UBS Securities LLC	7/10/24	2,048
USD	552,051	JPY	86,196,753	UBS Securities LLC	7/10/24	15,358
USD	797,757	JPY	128,173,002	UBS Securities LLC	7/10/24	(297)
USD	798,329	JPY	128,034,775	UBS Securities LLC	7/10/24	1,136
USD	816,444	JPY	126,693,920	UBS Securities LLC	7/10/24	27,599
USD	1,083,387	JPY	169,928,308	UBS Securities LLC	7/10/24	25,349
USD	2,684,931	JPY	425,145,673	UBS Securities LLC	7/10/24	37,812
USD	152,971,386	JPY	23,754,161,641	UBS Securities LLC	7/10/24	5,068,925
USD	105,185	SGD	142,448	UBS Securities LLC	7/10/24	25
USD	212,190	SGD	286,347	UBS Securities LLC	7/10/24	799
USD	313,476	SGD	420,874	UBS Securities LLC	7/10/24	2,772
USD	313,627	SGD	425,609	UBS Securities LLC	7/10/24	(573)
USD	314,514	SGD	426,088	UBS Securities LLC	7/10/24	(39)
USD	417,141	SGD	564,512	UBS Securities LLC	7/10/24	398
USD	1,044,304	SGD	1,412,637	UBS Securities LLC	7/10/24	1,445
USD	58,620,540	SGD	78,836,420	UBS Securities LLC	7/10/24	420,698
Net unrealized appreciation on open forward foreign currency contracts						$13,627,545

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin International Low Volatility High Dividend Index ETF
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2024
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 4.6%
Diversified Telecommunication Services — 2.5%
Verizon Communications Inc.	350,567	$14,457,383
Media — 2.1%
Interpublic Group of Cos. Inc.	195,471	5,686,252
Omnicom Group Inc.	71,983	6,456,875
Total Media		12,143,127

Total Communication Services		26,600,510
Consumer Discretionary — 4.0%
Hotels, Restaurants & Leisure — 1.5%
Darden Restaurants Inc.	56,071	8,484,664
Specialty Retail — 2.5%
Home Depot Inc.	41,898	14,422,967

Total Consumer Discretionary		22,907,631
Consumer Staples — 21.1%
Beverages — 7.6%
Coca-Cola Co.	238,346	15,170,723
Keurig Dr Pepper Inc.	451,605	15,083,607
PepsiCo Inc.	82,285	13,571,265
Total Beverages		43,825,595
Consumer Staples Distribution & Retail — 1.7%
Sysco Corp.	138,203	9,866,312
Food Products — 6.6%
Conagra Brands Inc.	221,146	6,284,969
General Mills Inc.	187,052	11,832,910
Kellanova	140,989	8,132,246
Kraft Heinz Co.	363,161	11,701,047
Total Food Products		37,951,172
Household Products — 2.3%
Kimberly-Clark Corp.	93,686	12,947,405
Tobacco — 2.9%
Altria Group Inc.	339,310	15,455,571
Universal Corp.	12,579	606,182
Vector Group Ltd.	35,021	370,172
Total Tobacco		16,431,925

Total Consumer Staples		121,022,409
Energy — 4.6%
Oil, Gas & Consumable Fuels — 4.6%
Chevron Corp.	89,164	13,947,033
DT Midstream Inc.	27,440	1,949,063
ONEOK Inc.	131,033	10,685,741

Total Energy		26,581,837
Financials — 7.4%
Banks — 6.6%
Atlantic Union Bankshares Corp.	19,727	648,032
Bank of Hawaii Corp.	13,185	754,314
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Community Financial System Inc.	14,826	$699,935
CVB Financial Corp.	45,318	781,282
Eagle Bancorp Inc.	13,650	257,985
First Commonwealth Financial Corp.	25,014	345,443
First Financial Bancorp	15,571	345,988
First Hawaiian Inc.	32,243	669,365
First Interstate BancSystem Inc., Class A Shares	34,290	952,233
First Merchants Corp.	11,312	376,576
FNB Corp.	99,106	1,355,770
Fulton Financial Corp.	53,767	912,964
Hope Bancorp Inc.	32,285	346,741
NBT Bancorp Inc.	10,326	398,584
Northwest Bancshares Inc.	40,326	465,765
Old National Bancorp	105,027	1,805,414
PNC Financial Services Group Inc.	62,520	9,720,610
Preferred Bank	4,162	314,189
Provident Financial Services Inc.	29,554	424,100
Towne Bank	11,820	322,331
United Bankshares Inc.	27,183	881,817
US Bancorp	332,658	13,206,523
Valley National Bancorp	183,912	1,283,706
Westamerica BanCorp	7,545	366,159
Total Banks		37,635,826
Insurance — 0.8%
CNA Financial Corp.	10,241	471,803
Fidelity National Financial Inc.	79,436	3,925,727
Total Insurance		4,397,530
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Ladder Capital Corp.	31,228	352,564

Total Financials		42,385,920
Health Care — 7.0%
Health Care Equipment & Supplies — 2.4%
Medtronic PLC	176,345	13,880,115
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	291,505	12,106,202
Johnson & Johnson	96,330	14,079,593
Total Pharmaceuticals		26,185,795

Total Health Care		40,065,910
Industrials — 6.3%
Aerospace & Defense — 2.5%
Lockheed Martin Corp.	30,577	14,282,517
Air Freight & Logistics — 1.8%
United Parcel Service Inc., Class B Shares	77,344	10,584,527
Professional Services — 1.7%
Paychex Inc.	83,188	9,862,769
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — 0.3%
MSC Industrial Direct Co. Inc., Class A Shares	20,894	$1,657,103

Total Industrials		36,386,916
Information Technology — 4.7%
Communications Equipment — 2.4%
Cisco Systems Inc.	291,809	13,863,845
IT Services — 2.3%
International Business Machines Corp.	76,166	13,172,910

Total Information Technology		27,036,755
Materials — 2.4%
Chemicals — 1.4%
LyondellBasell Industries NV, Class A Shares	86,303	8,255,745
Containers & Packaging — 1.0%
Packaging Corp. of America	29,611	5,405,784

Total Materials		13,661,529
Real Estate — 12.4%
Diversified REITs — 1.2%
American Assets Trust Inc.	14,943	334,424
Broadstone Net Lease Inc.	64,218	1,019,140
Essential Properties Realty Trust Inc.	61,682	1,709,208
WP Carey Inc.	69,419	3,821,516
Total Diversified REITs		6,884,288
Health Care REITs — 0.6%
CareTrust REIT Inc.	37,451	940,020
Healthpeak Properties Inc.	78,779	1,544,068
LTC Properties Inc.	13,446	463,887
National Health Investors Inc.	7,516	509,059
Total Health Care REITs		3,457,034
Hotel & Resort REITs — 0.2%
Apple Hospitality REIT Inc.	94,267	1,370,642
Industrial REITs — 0.5%
LXP Industrial Trust	86,089	785,132
STAG Industrial Inc.	55,969	2,018,242
Total Industrial REITs		2,803,374
Office REITs — 0.4%
Easterly Government Properties Inc.	47,505	587,637
Highwoods Properties Inc.	58,600	1,539,422
Total Office REITs		2,127,059
Residential REITs — 2.8%
Equity Residential	70,994	4,922,724
Essex Property Trust Inc.	18,585	5,058,837
Mid-America Apartment Communities Inc.	41,991	5,988,336
Total Residential REITs		15,969,897
Retail REITs — 3.4%
Agree Realty Corp.	50,753	3,143,641
Brixmor Property Group Inc.	127,193	2,936,886
Getty Realty Corp.	13,277	353,965
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2024
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Retail REITs — continued
Kimco Realty Corp.	252,594	$4,915,479
NETSTREIT Corp.	43,605	702,041
NNN REIT Inc.	66,969	2,852,879
Regency Centers Corp.	61,293	3,812,425
Retail Opportunity Investments Corp.	53,498	664,980
Total Retail REITs		19,382,296
Specialized REITs — 3.3%
CubeSmart	70,663	3,191,848
EPR Properties	31,719	1,331,564
Four Corners Property Trust Inc.	25,299	624,126
Gaming and Leisure Properties Inc.	70,628	3,193,092
National Storage Affiliates Trust	39,124	1,612,691
Uniti Group Inc.	82,007	239,460
VICI Properties Inc.	307,218	8,798,724
Total Specialized REITs		18,991,505

Total Real Estate		70,986,095
Utilities — 24.8%
Electric Utilities — 17.8%
ALLETE Inc.	13,339	831,687
Alliant Energy Corp.	90,016	4,581,814
American Electric Power Co. Inc.	171,129	15,014,858
Duke Energy Corp.	136,750	13,706,453
Entergy Corp.	60,649	6,489,443
Evergy Inc.	119,305	6,319,586
Exelon Corp.	300,266	10,392,206
FirstEnergy Corp.	154,895	5,927,832
Hawaiian Electric Industries Inc.	28,548	257,503
OGE Energy Corp.	72,600	2,591,820
Pinnacle West Capital Corp.	61,377	4,687,975
Portland General Electric Co.	44,307	1,915,835
Southern Co.	199,795	15,498,098
Xcel Energy Inc.	262,185	14,003,301
Total Electric Utilities		102,218,411
Gas Utilities — 0.8%
New Jersey Resources Corp.	23,397	999,988
Northwest Natural Holding Co.	16,250	586,787
ONE Gas Inc.	19,777	1,262,761
Spire Inc.	23,623	1,434,625
Total Gas Utilities		4,284,161
Multi-Utilities — 6.2%
Ameren Corp.	80,145	5,699,111
Avista Corp.	26,650	922,356
Black Hills Corp.	25,346	1,378,315
Consolidated Edison Inc.	80,200	7,171,484
DTE Energy Co.	55,371	6,146,735
NiSource Inc.	186,517	5,373,555
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Multi-Utilities — continued
Northwestern Energy Group Inc.		18,619	$932,440
WEC Energy Group Inc.		98,647	7,739,844
Total Multi-Utilities			35,363,840

Total Utilities			141,866,412
Total Investments before Short-Term Investments (Cost — $593,400,651)			569,501,924
	Rate
Short-Term Investments — 0.4%
Invesco Treasury Portfolio, Institutional Class (Cost — $2,015,699)	5.201%	2,015,699	2,015,699 (a)
Total Investments — 99.7% (Cost — $595,416,350)			571,517,623
Other Assets in Excess of Liabilities — 0.3%			1,714,310
Total Net Assets — 100.0%			$573,231,933

††	Represents less than 0.1%.
(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At June 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	7	9/24	$1,922,442	$1,932,525	$10,083
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin International Low Volatility High Dividend Index ETF (“International Low Volatility High Dividend Index ETF”) and Franklin U.S. Low Volatility High Dividend Index ETF (“U.S. Low Volatility High Dividend Index ETF”) (the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. The Funds are designed to track an index. Similar to shares of an index mutual fund, each share of the Funds represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on the Cboe BZX Exchange, Inc. for International Low Volatility High Dividend Index ETF and NASDAQ for U.S. Low Volatility High Dividend Index ETF. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
International Low Volatility High Dividend Index ETF and U.S. Low Volatility High Dividend Index ETF seek to track the investment results of the Franklin International Low Volatility High Dividend Hedged Index and Franklin Low Volatility High Dividend Index, respectively (together, the “Indices”). The Franklin International Low Volatility High Dividend Hedged Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies. The Franklin Low Volatility High Dividend Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Indices are based on a proprietary methodology created and sponsored by Franklin Advisers, Inc., the Funds’ subadviser.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

Pursuant to policies adopted by the Board of Trustees, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:
International Low Volatility High Dividend Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$983,316,369	—	—	$983,316,369
Preferred Stocks	22,702,770	—	—	22,702,770
Total Long-Term Investments	1,006,019,139	—	—	1,006,019,139
Short-Term Investments†	5,156,505	—	—	5,156,505
Total Investments	$1,011,175,644	—	—	$1,011,175,644
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$13,845,992	—	$13,845,992
Total	$1,011,175,644	$13,845,992	—	$1,025,021,636

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$45,604	—	—	$45,604
Forward Foreign Currency Contracts††	—	$218,447	—	218,447
Total	$45,604	$218,447	—	$264,051

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Low Volatility High Dividend Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$569,501,924	—	—	$569,501,924
Short-Term Investments†	2,015,699	—	—	2,015,699
Total Investments	$571,517,623	—	—	$571,517,623
Other Financial Instruments:
Futures Contracts††	$10,083	—	—	$10,083
Total	$571,527,706	—	—	$571,527,706

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Low Volatility High Dividend Index ETFs 2024 Quarterly Report